UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2010

	Shares	Value

Corporate Bond Trust Certificates - 40.2%

Direct Trust Certificates - 25.22%
Ameriprise Financial SR NT 7.75%	14,000	392,840
BAC Capital Trust III - 7.0%	12,000	301,080
BB&T Capital Trust VII - 8.10%	12,000	332,040
Bank One Cap VI - 7.20%	10,000	258,200
Comcast Corp SR NT 7.00%	15,000	392,550
General Electric Capital - 6.625%	28,000	726,040
JP Morgan Chase XXIX - 6.7%	15,000	381,000
Keycorp Cap X 8.0%	12,000	306,000
MBNA Capital D - 8.125%	12,000	304,200
Merrill Lynch - 7.0%	15,000	367,500
PNC Capital Trust E 7.75%	13,000	336,830
US Bancorp - 7.189%	700	540,400
Viacom 6.85%	15,000	393,450
		5,032,130

Third Party Trust Certificates - 14.99%
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	29,000	755,740
CorTS Trust II BellSouth - 7.0%	10,860	276,930
CorTS Trust Xerox - 8.0%	10,300	266,101
Lehman Fed Ex - 7.75%	50,000	525,000
Preferredplus Trust Goldman Sachs - 6.0%	11,200	271,600
Preferredplus Trust Verizon - 7.625%	22,000	573,320
Tennessee Valley Auth Putable Automatic Rate Series D	12,000	322,104
		2,990,795

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $7,633,188)		8,022,925

Convertible Preferred Securities - 1.29%
Chesapeake Energy Corp 4.5%	3,000	257,997
TOTAL CONVERTABLE PREFERRED SECURITIES (Cost $172,368)		257,997

Investment Companies - 34.32%

Closed-End Income Funds - 17.6%
John Hancock Patriot Select Dividend	100,000	1,161,000
MFS Multimarket Income	70,000	487,200
Rivus Bond Fund	35,000	648,900
Strategic Global Income	55,000	646,800
Western Asset Claymore Inflation-Linked Opportunity & Income	45,000	567,900
		3,511,800
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2010
	Shares	Value

Closed-End Funds, Senior Securities - 16.72%
Gabelli Dividend & Income - 5.875%	27,500	693,000
Gabelli Equity Tr - 6.20%	25,000	655,000
Gabelli Global Deal - 8.5%	11,500	603,865
General American Investors 5.95%	25,000	640,000
Nuveen N.C. Divid Muni - 2.65%	6,000	60,660
Royce Value Trust - 5.9%	27,000	685,017
		3,337,542

TOTAL INVESTMENT COMPANIES (Cost $5,788,043)		6,849,342

REIT Shares Benefical Interest - 0.81%
Apollo Commercial	10,000	160,700
		160,700

REIT Preferred Shares - 18.92%
Commonwealth Reit	15,000	333,300
Duke Realty Corp - 8.375%	12,000	314,400
Equity Residential - 6.48%, Series N	28,500	709,650
Kimco Realty - 6.650%, Series F	18,000	439,380
Kimco Realty - 6.90%, Series H	7,000	173,110
Prologis Trust G - 6.750%, Series G	26,000	609,700
Public Storage - 6.875%, Series O	10,000	259,800
Public Storage - 6.45%, Series X	15,000	374,250
Vornado Realty - 7.785%	15,000	400,800
TOTAL REIT PREFERRED SHARES (Cost $3,280,781)		3,775,090

Money Market Securities - 4.53%
First American Government Obligations -
Class Y, 0.00% (a)	904,096	904,096

TOTAL INVESTMENTS (Cost $17,944,752) - 99.27%		19,809,450

Other Assets in Excess of Liabilities 0.73%		146,273

TOTAL NET ASSETS - 100%		$ 19,955,723

(a) Variable rate security; the coupon rate shown represents the rate on September 30, 2010.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30, 2010

	Shares	Value
Common Stocks - 76.13%

Basic Materials - 2.39%
Mosaic	4,000	235,040
		235,040

Energy - 9.74%
Apache	5,000	488,800
NV Energy	10,000	131,500
Spectra Energy	15,000	338,250
		958,550

Financial Services - 14.12%
Ameriprise	10,000	473,300
Bank of New York Mellon	10,000	261,300
JP Morgan Chase & Co	5,000	190,300
KeyCorp Convertible Pref Series A	1,500	160,875
Legg Mason	10,000	303,100
		1,388,875

Health Care - 18.42%
Abbott Labratories	7,000	365,680
Baxter International	5,000	238,550
Bristol Myers Squibb	15,000	406,650
Forest Labratories (a)	10,000	309,300
Medtronic	7,000	235,060
Pfizer	15,000	257,550
		1,812,790

Industrial Goods - 2.90%
Illinois Tool Works	3,000	141,060
L-3 Communcations s Holdings	2,000	144,540
		285,600

Machinery and Equipment - 8.89%
General Electric	25,000	406,250
ITT	10,000	468,300
		874,550

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2010

Common Stocks - 76.13% Continued	Shares	Value

Technology - 19.66%
Cisco Systems (a)	17,000	372,300
EMC (a)	20,000	406,200
Intel	12,000	230,400
International Business Machines	4,000	536,560
Microsoft	10,000	244,900
Thermo Fisher Scientific (a)	3,000	143,640
		1,934,000

TOTAL COMMON STOCKS (Cost $6,578,331)		7,489,405

Investment Companies - 14.65%
Boulder Total Return	28,000	423,360
Gabelli Dividend & Income	25,000	348,000
Nuveen Core Equity Alpha	15,500	196,385
Sun America Focused Alpha Growth	30,000	473,400
Total Investment Companies (Cost $1,096,965)		1,441,145

Money Market Securities - 6.75%
First American Government Obligations -
Class Y, 0.00% (a)	912,743	912,743

TOTAL INVESTMENTS (Cost $8,588,039) - 100.06%		$ 9,843,293

Other Liabilities in Excess of Assets -0.06%		(5,989)

TOTAL NET ASSETS - 100.00%		$ 9,837,304

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2010.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2010

	Shares	Value
Common Stocks - 50.55%

Entertainment & Media -4.43%
4 Kids Entertainment (a)	131,500	69,695
Gannett	25,000	305,750
		375,445

Financial -15.26%
Alliance Bankshares (a)	50,000	142,000
AmeriServ Financial	62,751	104,794
Citigroup	100,000	391,000
LNB Bancorp	17,000	78,472
PVF Capital (a)	195,000	368,550
Rodman & Renshaw Capital Group (a)	97,000	208,550
		1,293,366

Healthcare - 11.62%
Albany Molecular Research (a)	55,000	350,900
Pfizer	15,000	257,550
Safeguard Scientific (a)	30,000	375,900
		984,350

Homeland Security - 1.84%
Lakeland Industries (a)	17,000	155,890
		155,890

Industrial Goods - 5.5%
Continential Materials (a)	10,000	179,700
Foster Wheeler AG	7,000	171,220
Uranium Energy	35,000	114,800
		465,720

Technology - 7.23%
Active Power (a)	100,000	133,000
Adaptec (a)	135,000	398,250
Digital Angel	160,000	81,600
Contra SoftBrands (a)	40,000	-
		612,850

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2010

	Shares	Value

Affiliated Issuers - 4.67%
Mace Security International (a) (c)	450,000	189,000
REMEC (a) (c)	220,000	206,800
Total Affiliated Issuers (Cost $863,588)		395,800

TOTAL COMMON STOCKS (Cost $4,330,886)		4,283,421

Investment Companies - 19.46%
Blue Chip Value Fund	15,400	50,512
Boulder Growth & Income	40,000	248,020
Gabelli Global Deal	27,000	374,220
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	10,000	132,500
Special Opportunity Fund	30,000	418,200
Sun America Focused Alpha Growth	27,000	426,060
Total Investment Companies (Cost $1,519,009)		1,649,512

REIT Shares Benefical Interest - 3.79%
Apollo Comercial Real Estate Finance	20,000	321,400
Total REIT Shares Benefical Interest (Cost $347,450)		321,400

REIT Preferred Shares - 7.12%
Commonwealth - 6.50%, Cv Pfd	15,000	333,300
Prologis Trust G - 6.750%, Series G	11,500	269,675
Total REIT Preferred Shares (Cost $260,366)		602,975

Money Market Securities - 19.%
First American Government Obligations -
Class Y, 0.00% (a)	1,610,978	1,610,978
		1,610,978

TOTAL INVESTMENTS (Cost $8,068,689) - 99.94%		8,468,287

Other Assets Excess of Liabilities 0.07%		6,218

TOTAL NET ASSETS - 100.00%		$ 8,474,505.00

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2010.
(c) Fund, Advisor, and other related entities own more than 5% of security.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2010

	Shares	Value
Common Stocks - 87.6%

Basic Materials - 3.00%
Insteel Industries, Inc.	3,000	26,940
Landec Corp (a)	11,000	68,310
Zoltek Companies, Inc. (a)	3,000	29,160
		124,410

Consumer Products & Services - 10.41%
A.T. Cross (a)	9,664	58,950
Benihana (a)	7,000	52,850
Callaway Golf Co.	8,500	59,500
Emerson Radio (a)	13,021	29,321
Kimball International	12,000	69,960
Luby's Inc (a)	11,800	56,876
Natuzzi, S.P.A. (a)	25,571	94,868
Tandy Brands Accessories (a)	2,728	8,839
		431,164

Corporate Services - 1.65%
RCM Technologies (a)	10,000	50,300
Hawaiian Holdings, Inc. (a)	3,000	17,970
		68,270

Energy - 0.69%
Vaalco Energy (a)	5,000	28,700
		28,700

Entertainment & Media - 0.38%
4 Kids Entertainment (a)	30,000	15,900
		15,900

Financial - 0.51%
Presidential Life Corp	2,174	21,305
		21,305

Finance - 2.54%
Boston Private Financial Holdings Inc.	7,500	49,050
LNB Bancorp	9,000	41,544
MVC Capital Inc.	3,000	38,910
Phoenix Companies Inc. (a)	20,000	42,000
PVF Capital Corp (a)	10,000	18,900
		190,404

Healthcare - 15.35%
Albany Molecular Research (a)	11,500	73,370
Cryolife, Inc. (a)	4,000	24,280
Digirad (a)	20,000	40,800
Invacare Corp.	1,500	39,765
Lakeland Industries (a)	7,500	68,775
Lannett (a)	12,395	56,769
Osteotech (a)	17,477	112,901
QLT (a)	5,000	31,450
Syneron Medical Ltd (a)	11,644	115,508
Theragenics (a)	56,773	72,102
		635,721

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
September 30, 2010

Common Stocks - 87.6% Continued	Shares	Value

Machinery & Equipment - 10.82%
Deswell (a)	22,500	65,925
FreightCar America	2,500	61,500
Lawson Products	3,202	48,895
Lydall (a)	12,500	92,000
Material Sciences (a)	25,000	111,500
Perceptron (a)	7,500	33,525
Twin Disc	2,500	34,875
		448,220

Technology - 37.97%
Accelrys (a)	7,802	54,302
Adaptec (a)	35,000	103,250
Amtech Systems (a)	6,000	107,760
AuthenTec, Inc (a)	40,000	66,000
Aware, Inc. (a)	600	1,590
Axcelis Technologies (a)	55,000	106,150
AXT Inc. (a)	25,000	165,500
BigBand Networks, Inc (a)	20,000	56,800
Bluephoenix Solutions (a)	30,000	67,500
BTU International, Inc. (a)	10,000	69,200
Cobra Electronics	30,000	75,000
Frequency Electronics (a)	13,048	78,418
IGO (a)	15,000	29,100
Imation (a)	5,000	46,650
Kopin (a)	12,500	44,375
Leadis Technology, Inc. (a)	33,812	7,270
OSI Systems (a)	3,500	127,120
Sillicon Graphics International (a)	12,500	97,000
Sillicon Image (a)	17,500	83,650
Trident Microsystems (a)	40,000	68,400
Trio-Tech International (a)	12,422	58,632
Vicon Industries (a)	15,550	59,246
		1,572,912

Transportation - 2.02%
Frozen Food Express (a)	15,825	43,677
Euroseas	10,000	39,900
		83,577

Affiliated Issuers - 0.20%
Mace Security International (a) (c) (d)	20,000	8,400
		8,400

TOTAL COMMON STOCKS (Cost $2,694,524)		3,628,983

Money Market Securities - 13.21%
First American Government Obligations -	547,147	547,147
Class Y, 0.00% (b)

TOTAL INVESTMENTS (Cost $3,241,671) - 100.82%		$ 4,176,130

Liabilities in Excess of Other Assets -0.81%		(33,623)

TOTAL NET ASSETS - 100.00%		$ 4,142,507

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2010.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 16, 2010